INCOME TAXES - Components of Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Liabilities, Gross
IPR&D	$ 0	$ (3,969)	$ (12,528)	$ (12,528)
Total deferred tax liabilities	$ 0	$ (3,969)	$ (12,528)	$ (12,528)